Equity Based Compensation - Schedule of Non- vested Restricted Stock Grants (Detail) - $ / shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested Shares, Forfeited			0
Time Based Awards | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested Shares, Beginning balance		21,329	36,463
Unvested Shares, Granted		11,476	10,930
Unvested Shares, Vested		(11,830)	(24,074)
Unvested Shares, Forfeited		(1,314)	(1,990)
Unvested Shares, Ending Balance		19,661	21,329
Unvested Weighted-Average Grant-Date Fair Value, Beginning balance		$ 53.76	$ 46
Unvested Weighted-Average Grant-Date Fair Value, Granted		57.2	57.2
Unvested Weighted-Average Grant-Date Fair Value, Vested		51.16	43.44
Unvested Weighted-Average Grant-Date Fair Value, Forfeited		57.12	55.68
Unvested Weighted-Average Grant-Date Fair Value, Ending balance		$ 57.12	$ 53.76
Time Based Awards | LTIPs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested Shares, Beginning balance		95,071	72,660
Unvested Shares, Granted		78,991	78,979
Unvested Shares, Vested		(65,624)	(56,568)
Unvested Shares, Forfeited		(3,954)
Unvested Shares, Ending Balance		104,484	95,071
Unvested Weighted-Average Grant-Date Fair Value, Beginning balance		$ 50.76	$ 44.64
Unvested Weighted-Average Grant-Date Fair Value, Granted		54.12	53.2
Unvested Weighted-Average Grant-Date Fair Value, Vested		50.12	46.3
Unvested Weighted-Average Grant-Date Fair Value, Forfeited		51.44	0
Unvested Weighted-Average Grant-Date Fair Value, Ending balance		$ 53.68	$ 50.76
Performance Based Awards | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested Shares, Beginning balance		0	1,438
Unvested Shares, Granted	[1]		1,438
Unvested Shares, Vested			(2,876)
Unvested Shares, Ending Balance		0	0
Unvested Weighted-Average Grant-Date Fair Value, Beginning balance		$ 0	$ 39.12
Unvested Weighted-Average Grant-Date Fair Value, Granted			39.12
Unvested Weighted-Average Grant-Date Fair Value, Vested			39.12
Unvested Weighted-Average Grant-Date Fair Value, Ending balance		$ 0	$ 0
Performance Based Awards | LTIPs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested Shares, Beginning balance		133,254	95,134
Unvested Shares, Granted		67,524	67,800
Unvested Shares, Vested		(37,097)	(29,680)
Unvested Shares, Forfeited		(4,040)
Unvested Shares, Ending Balance		159,641	133,254
Unvested Weighted-Average Grant-Date Fair Value, Beginning balance		$ 48.64	$ 41.56
Unvested Weighted-Average Grant-Date Fair Value, Granted		54.2	53.2
Unvested Weighted-Average Grant-Date Fair Value, Vested		37.2	36.36
Unvested Weighted-Average Grant-Date Fair Value, Forfeited		53.44
Unvested Weighted-Average Grant-Date Fair Value, Ending balance		$ 53.52	$ 48.64

[1]	On March 2, 2023 the Compensation Committee of the board of directors approved the vesting of the 2020 performance grant at 200% of the targeted award. Accordingly, individuals who elected to receive performance based restricted stock were issued and immediately vested additional shares to equal 200% of their targeted award.